UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606

(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 to June 30, 2006

        Proxy Voting Record for the Reporting Period from July 1, 2005 to June 30, 2006

        Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Mtg Date	Proposal*

Addvantage Technologies Group, Inc.	AEY	006743306	03/07/2006	1,2

Aerocentury Corp.	AEY	007737109	04/27/2006	1,2

Air Methods Corporation	AIRM	009128307	08/03/2005	1,14

Allied Healthcare Products	AHPI	019222108	11/17/2005	1

America Service Group Inc.	ASGR	02364L109	06/14/2006	1,2

American Locker Group Incorporated	ALGI	027284108	12/15/2005	1

American Medical Alert Corp.	AMAC	027904101	08/18/2005	1,2,19

Amerigon Incorporated	ARGN	03070L300	05/18/2006	1,19

Amerigon Incorporated	ARGN	03070L300	05/18/2006	1,19

Ari Network Services, Inc.	ARIS	001930205	12/08/2005	1,2

Armanino Foods of Distinction, Inc.	ARMF	042166702	11/03/2005	1,2,14

Birner Dental Management Services, Inc.	BDMS	91283200	06/01/2006	1

Brandpartners Group, Inc.	BPTR	10531R107	06/15/2006	1,2

Cardiotech International, Inc.	CTE	14160C100	09/29/2005	1

Carriage Services, Inc.	CSV	143905107	05/25/2006	1,2,19

CE Franklin Ltd.	CFK	125151100	05/02/2006	1,2,3,14

Century Casinos, Inc.	CNTY	156492100	06/20/2006	1,14

Collegiate Pacific Inc.	BOO	194589206	02/27/2006	1,2,14

Comarco, Inc.	CMRO	200080109	06/20/2006	1,2,19

Core Molding Technologies, Inc.	CMT	21863100	05/17/2006	1,2,3,14,19

Corillian Corporation	CORI	218725109	05/15/2006	1,2

Cost-U-Less, Inc.	CULS	221492101	05/17/2006	1,2

Curon Medical, Inc.	CURN	231292103	06/01/2006	1

Cyberoptics Corporation	CYBE	232517102	05/15/2006	1,3,14

Drugmax, Inc.	DMAX	262240104	11/16/2005	1,2

Drugmax, Inc.	DMAX	262240104	06/23/2006	1,2,8,14

Electric City Corp.	ELC	284868106	06/07/2006	1,3,14

Emak Worldwide, Inc.	EMAK	26861V104	05/31/2006	1,2,3

Emerson Radio Corp.	MSN	291087203	12/09/2005	1,2

Empire Resources, Inc.	ERS	29206E100	06/26/2006	1,2,3

Envoy Communications Group, Inc.	ECGI	293986303	03/28/2006	1,2

Factory Card & Party Outlet Corp.	FCPO	303051106	06/27/2006	1,2,8,14

Flexible Solutions International, Inc.	FSI	33938T104	06/15/2006	1,2,3,14

FSI International, Inc.	FSII	302633102	01/24/2006	1,2

Globecomm Systems Inc.	GCOM	37956X103	11/17/2005	1,2

Golden Odyssey Mining Inc.	GODYF	38113R104	10/06/2005	1,2,14

GTSI Corp.	GTSI	36238K103	05/09/2006	1

Hastings Entertainment, Inc.	HAST	418365102	06/07/2006	1,2,3,14,19

Hauppauge Digital, Inc.	HAUP	419131107	07/25/2005	1,14

Hawk Corporation	HWK	420089104	05/23/2006	1

Health Fitness Corporation	HFIT	42217V102	05/23/2006	12,3,4

Health Fitness Corporation	HFIT	42217V102	05/23/2006	1,2,3,4

Hooper Holmes, Inc.	HH	439104100	05/23/2006	1,2

Hurco Companies, Inc.	HURC	447324104	03/15/2006	1

IA Global, Inc.	IAO	44920E104	06/09/2006	1

Image Entertainment, Inc.	DISK	452439201	09/09/2005	1,20

International Absorbents Inc.	IAX	45885E203	06/08/2006	1,2,4,8,12

International Absorbents Inc.	IAX	4.59E+207	06/08/2006	14

Internet America, Inc.	GEEK	46058Y109	12/06/2005	1

Iridex Corporation	IRIX	462684101	06/08/2006	1,2,3

Landec Corporation	LNDC	514766104	10/14/2005	1,2,19

LMI Aerospace, Inc.	LMIA	502079106	06/28/2006	1,2

LMS Medical Systems Inc.	LMZ	502089105	09/14/2005	1,2,3,14

Mad Catz Interactive, Inc.	MCZ	556162105	08/22/2005	1,2

Maritrans Inc.	TUG	570363101	04/28/2006	1,2,19

Matrix Service Company	MTRX	576853105	10/21/2005	1,2,14

Matrixx Initiatives, Inc.	MTXX	57685L105	05/11/2006	1,2

Meadow Valley Corporations	MVCO	583185103	06/13/2006	1,2

Medtox Scientific, Inc.	MTOX	584977201	05/25/2006	1,2

MFRI, Inc.	MFRI	552721102	06/22/2006	1

Micronetics, Inc.	NOIZ	595125105	10/20/2005	1,2,14

Microtek Medical Holdings, Inc.	MTMD	59515B109	05/18/2006	1

Mitcham Industries, Inc.	MIND	606501104	07/27/2006	1,2,14

Modtech Holdings, Inc.	MODT	60783C100	12/13/2005	1,2

Modtech Holdings, Inc.	MODT	60783C100	01/03/2006	3,4,8,14

Modtech Holdings, Inc.	MODT	60783C100	06/13/2006	1,2,3

Monterey Gourmet Foods, Inc.	PSTA	612570101	05/19/2006	1,2

Motorcar Parts of America, Inc.	MPAA	620071100	11/29/2005	1,2

Napco Security Systems, Inc.	NSSC	630402105	12/14/2005	1,4

National Dentex Corporation	NADX	63563H109	05/16/2006	1,2,3

New Dragon Asia Corporation	NWD	64378H102	05/23/2006	1,2

New Gold Inc.	NGD	644535106	05/04/2006	1,2,13

Newtek Business Services, Inc.	NKBS	652526104	06/23/2006	1,2,8

Nicholas Financial, Inc.	NICK	65373J209	08/10/2005	1,2

Nobility Homes, Inc.	NOBH	654892108	03/03/2006	1

O.I. Corporation	OICO	670841105	05/08/2006	1,2

Pacific Internet Limited	PCNTF	Y66183107	06/30/2006	2,4,10,14

Pacificnet Inc.	PACT	69511V207	12/30/2005	1,2

PDG Environmental, Inc.	PDGE	693283103	09/30/2005	1,3,8,19

PDG Environmental, Inc.	PDGE	693283103	09/30/2005	1,2,3,8,19

Perceptron, Inc.	PRCP	71361F100	12/05/2005	1

Poore Brothers, Inc.	SNAK	732813100	05/23/2006	1,8,19

Powershares Zacks Micro Cap Portfolio	PZI	73935X740	06/14/2006	5,14

Q.E.P. CO. Inc.	QEPC	74727K102	07/27/2005	1,2

Radyne Corporation	RADN	750611402	06/07/2006	1,19

RCM Technologies, Inc.	RCMT	749360400	06/15/2006	1,2,18

Ready Mix, Inc.	RMX	755747102	06/13/2006	1,2

Red Lion Hotels Corporation	RLH	756764106	05/18/2006	1,2,19

Relm Wireless Corporation	RWC	759525108	05/10/2006	1

Rentrak Corporation	RENT	760174102	08/25/2005	1,19

RF Monolithics, Inc.	RFMI	74955F106	01/18/2006	1,2,19

Rimage Corporation	RIMG	766721104	05/16/2006	1,2

Rockwell Medical Technologies, Inc.	RMTI	774374102	05/25/2006	1,4

Shoe Pavilion, Inc.	SHOE	824894109	06/16/2006	1,2

Socket Communications, Inc.	SCKT	833672108	04/19/2006	1,2

Span-America Medical Systems, Inc.	SPAN	846396109	02/28/2006	1

Span-America Medical Systems, Inc.	SPAN	846396109	02/28/2006	8**

Sparton Corporation	SPA	847235108	10/26/2005	1

Spectrum Control, Inc.	SPEC	847615101	04/03/2006	1,2,14

Stockgroup Information Systems Inc.	SWEB	861273100	05/30/2006	1,2,14

Synagro Technologies, Inc.	SYGR	871562203	05/24/2006	1

Synagro Technologies, Inc.	SYGR	871562203	05/24/2006	14**

Tandy Brands Accessories	TBAC	875378101	10/18/2005	1,3

Techteam Global, Inc.	TEAM	878311109	06/14/2006	1,2

Telecommunication Systems, Inc.	TSYS	87929J103	06/08/2006	1,2

TGE Industries, Inc.	TGE	872417308	06/06/2006	1,2,3

The Sands Regent	SNDS	800091100	11/07/2005	1,14

Tor Minerals International, Inc.	TORM	890878101	05/12/2006	1,2

Touchstone Applied Science Assoc., Inc.	TASA	891546301	04/27/2006	1

Touchstone Applied Science Assoc., Inc.	TASA	891546301	04/27/2006	1

Transact Technologies Incorporated	TACT	892918103	05/18/2006	1,2

Tripos, Inc.	TRPS	896928108	05/17/2006	1,14

Tripos, Inc.	TRPS	896928108	05/17/2006	17**

TurbosonicTechnologies, Inc.	TSTA	900010109	12/08/2005	1,2

24/7 Real Media, Inc.	TFSM	901314203	11/01/2005	1,2,14,19

Twin Disc, Corporation	TWIN	901476101	10/21/2005	1

United American Healthcare Corporation	UAHC	90934C105	11/04/2005	1,2,14

Universal Stainless & Alloy Prods., Inc.	USAP	913837100	05/17/2006	1,2,3

Uranium Resources, Inc.	URRE	916901507	06/01/2006	1,2

Varsity Group Inc.	VSTY	922281100	06/15/2006	1,2

Veri-Tek International, Corp	VCC	92342X101	05/30/2006	1,2

Versar, Inc.	VSR	925297103	11/16/2005	1,2,3,19

Vista Gold Corp.	VGZ	927926204	05/08/2006	1,2,3

Vivus, Inc.	VVUS	928551100	06/14/2006	1,2

Waters Instruments, Inc.	WTRS	941850109	10/27/2005	1,2,8,14

Willams Controls, Inc.	WMCO	969465103	03/02/2006	1,8,14

Zevex International, Inc.	ZVXI	98950E400	05/25/2006	1,2,8,19

Zomax Incorporated	ZOMX	989929104	06/07/2006	1,2,14

* Proposal Respecting:

1. Election of directors

2. Ratification of auditors

3. Approval of adoption of or an amendment to stock purchase plan, stock option plan, bonus plan and/or incentive plan

4. Approval of amendment to increase authorized shares

5. Approval of investment advisory agreement

6. Shareholder request for additional information and/or proposal

7. Approval of the issuance of debt and/or other securities

8. Approval of an amendment to certificate of incorporation or charter document

9. Approval of indemnification agreement between officers and directors

10. Authorization of Board to fix auditor’s remuneration or executive compensation

11. Approval of reorganization transaction

12. Approval of amendments to company’s by-laws

13. Approval of adjournment of meeting to solicit additional proxies

14. Other

15. Approval of capital structure changes

16. Approval of merger proposal

17. Approval of stockholder proposal(s)

18. Approval of deferred compensation plan

19. Approval of amendment to incentive plan

20. Approval of reincorporation

**	This matter was proposed by a shareholder, and the Fund voted against the matter in accordance with the recommendation of management. With respect to Span-America Medical Systems, Inc., the shareholder proposal recommended that the company approve and propose to shareholders an amendment to the company’s Articles of Incorporation to “de-stagger” the company’s Board of Directors. With respect to Synargo Technologies, Inc., the shareholder proposal requested that the Board of Directors report, by January, 2007, at reasonable cost and omitting proprietary information, on environmental, health and safety impacts of one of the company’s facilities on the community. With respect to Tripos, Inc., the shareholder proposal requested that the Board put the company up for sale.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 24, 2006.

PERRITT FUNDS, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)